Deposits (Deposits outstanding by type) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Deposits, by Type [Abstract]
Checking Accounts	$ 126,740,707	$ 124,750,127
Money Market Accounts	234,382,412	224,195,659
Statement Savings Accounts	22,411,240	22,348,787
Total	383,534,359	371,294,573
Certificate Accounts	292,804,294	324,906,483
Total Deposits	676,338,653	696,201,056
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.06%	0.11%
Money Market Accounts, Weighted Rate	0.38%	0.55%
Statement Savings Accounts, Weighted Rate	0.20%	0.20%
Total, Weighted Rate	0.26%	0.38%
Certificate Accounts, Weighted Rate	1.11%	1.36%
Total Deposit, Weighted Rate	0.63%	0.84%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	22,600,000	34,400,000
Weighted Average Rate Domestic Deposit, Brokered	1.47%	1.71%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	2,500,000
Time Deposits, $100,000 or More	139,900,000	156,000,000
Overdrafts reclassified to loans	72,000	67,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.20%	0.25%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.15%	0.20%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.30%
Interest Rate Domestic Deposit, Money Market	0.40%	0.60%
Interest Rate Domestic Deposit, Savings	0.20%	0.25%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.40%	0.60%
Interest Rate Domestic Deposit, Time Deposits	5.22%	5.50%
Interest Rate Domestic Deposit	5.22%	5.50%
0.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	255,422,955	267,556,217
0.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
0.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	1.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	32,975,486	49,260,643
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99%
Deposits, by Type [Abstract]
Certificate Accounts	2,380,728	2,936,931
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
4.00 – 4.99%
Deposits, by Type [Abstract]
Certificate Accounts	1,523,474	4,021,999
4.00 – 4.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.00%
4.00 – 4.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.99%
5.00 – 5.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 501,651	$ 1,130,693
5.00 – 5.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.00%
5.00 – 5.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.99%